Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit_SupplementTextBlock

CLEARWATER INVESTMENT TRUST

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2019, AS SUPPLEMENTED

The date of this Supplement is October 1, 2019.

Effective September 12, 2019, the Board of Trustees has approved the termination of Templeton Investment Counsel, LLC (“Templeton”) as a subadviser to the Clearwater International Fund (the “Fund”). The Board of Trustees has also approved (i) an investment subadvisory agreement with one new subadviser to the Fund, LSV Asset Management (“LSV”); and (ii) an amended and restated investment subadvisory agreement with an existing subadviser to the Fund, WCM Investment Management, LLC (“WCM”), which will now manage an additional allocation of the Fund’s assets in a separate strategy from its existing allocation.

Accordingly, the Prospectus is amended as follows.

1.	The section titled “SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund defines emerging markets to be markets that are included in the MSCI Emerging Markets Index.

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management, LLC (“WCM”), and LSV Asset Management (“LSV”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 35% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index - Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after-tax return.

Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued. WCM utilizes two separate strategies in managing its portion of the Fund’s assets.  With respect to its Focused Growth International strategy, WCM invests in approximately 30-40 large capitalization non-U.S. companies (companies with market capitalizations greater than $3.5 billion). With respect to its International Small Cap Growth Strategy, WCM invests in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries.  WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex-US Small Cap Index at the time of purchase. In both strategies, WCM seeks to identify companies believed to have above-average potential for growth in revenue and earnings. LSV seeks to structure and maintain a diversified portfolio of non-U.S. small capitalization stocks utilizing a quantitative model that focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase. LSV considers small capitalization companies to be companies with market capitalizations below $7 billion at the time of purchase. Overall, the Fund may be invested across all capitalization levels.

2.	In the section titled “SUMMARY SECTION – Clearwater International Fund – Principal Risks of Investing in the Fund” in the Prospectus, the following risk disclosure is added:

Model and Data Risk

One of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

3.	The section titled “SUMMARY SECTION – Clearwater International Fund – Fund Adviser and Portfolio Managers” in the Prospectus is deleted and replaced with the following:

Fund Adviser and Portfolio Managers

The Fund’s adviser is CMC.  FCI acts as a subadviser to the Fund, but does not provide day-to-day management.

Subadvisers	Portfolio Managers	Period of Service
Parametric	James Reber, Managing Director, Portfolio Management Thomas Seto, Head of Investment Management, Seattle Investment Center Xiaozhen Li, CFA, Senior Portfolio Manager	Messrs. Reber and Seto have been portfolio managers of the Fund since 2010. Ms. Li has been a portfolio manager of the Fund since 2017.
Artisan Partners	N. David Samra, Managing Director and Lead Portfolio Manager Ian P. McGonigle, CFA, Co-Portfolio Manager Joseph Vari, Co- Portfolio Manager	Mr. Samra has been a portfolio manager of the Fund since 2009. Messrs. McGonigle and Vari have been co- portfolio managers of the Fund since 2018.
WCM

Kurt Winrich, Chairman and Portfolio Manager
Paul Black, President and Portfolio Manager
Peter Hunkel, Portfolio Manager and Business Analyst
Mike Trigg, Portfolio Manager and Business Analyst

Sanjay Ayer, CFA, Portfolio Manager

Greg Ise, CFA, Portfolio Manager

Messrs. Winrich, Black, Hunkel, and Trigg have been portfolio managers of the Fund since 2012. Messrs. Ayer and Ise have been portfolio managers of the Fund since 2019.
LSV

Josef Lakonishok, Founding Partner, Chief Executive Officer, Chief Investment Officer and Portfolio Manager

Menno Vermeulen, CFA, Partner and Portfolio Manager

Puneet Mansharamani, CFA, Partner and Portfolio Manager

Greg Sleight, Partner and Portfolio Manager

Guy Lakonishok, CFA, Partner and Portfolio Manager

All have been portfolio managers of the Fund since 2019.

4.	The section titled “Clearwater INTERNATATIONAL Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States.

Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund defines emerging markets to be markets that are included in the MSCI Emerging Markets Index. The Fund may invest in master limited partnerships. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ prior written notice to shareholders.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management, LLC (“WCM”), and LSV Asset Management (“LSV”). FCI also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 35% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Artisan Partners, WCM and LSV. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time.

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.

Parametric

As noted above, Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after-tax return.

Even though the passively-managed portion of the Fund invests substantially all of its assets in common stocks of companies represented in the MSCI World Ex U.S.A. Index - Net Dividends, the investment results of that portion of the Fund will not mirror the MSCI World Ex U.S.A. Index - Net Dividends perfectly because: the Fund does not invest in all components of the MSCI World Ex U.S.A. Index - Net Dividends in the weighting such components have in the MSCI World Ex U.S.A. Index - Net Dividends, but instead invests in a sample of securities included in the MSCI World Ex U.S.A. Index - Net Dividends; the Fund must have an amount of cash or other liquid securities available to meet redemption requests; Parametric manages the Fund to limit the tax liability to the Fund’s shareholders; and the Fund bears certain expenses the MSCI World Ex U.S.A. Index - Net Dividends does not bear.

Artisan Partners

The portion of the Fund’s portfolio allocated to Artisan Partners is invested primarily in stocks of non-U.S., including emerging markets, companies of all sizes. Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities, and generally buys and sells securities based on that process. Artisan Partners typically invests its portion of the Fund’s assets in securities representing at least 5 countries outside the U.S.

WCM

The portion of the Fund’s portfolio allocated to WCM’s Focused Growth International strategy is invested in approximately 30-40 large capitalization non-U.S. companies (companies with market capitalizations greater than $3.5 billion). The portion of the Fund’s portfolio allocated to WCM’s International Small Cap Growth strategy is invested in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex-US Small Cap Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which this portion of the Fund invests may vary with market conditions. In both strategies, WCM seeks to identify companies believed to have above-average potential for growth in revenue and earnings.

LSV

The portion of the Fund’s portfolio allocated to LSV is invested in a diversified portfolio of non-U.S. small capitalization stocks. In selecting securities for the Fund, LSV uses a quantitative model that focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase. LSV considers small capitalization companies to be companies with market capitalizations below $7 billion at the time of purchase.

Additional Information as to How Subadvisers Select the Fund’s Investments

The Fund’s subadvisers select securities that they believe will help the Fund to reach its objective.

Parametric

Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. This means that the Fund is not required to buy and sell securities to match changes in the composition of securities in the MSCI World Ex U.S.A. Index - Net Dividends. Instead, the subadviser adjusts the Fund’s portfolio periodically to reflect the holdings and weightings of the MSCI World Ex U.S.A. Index - Net Dividends but only after consideration of the Fund’s policy to minimize realization of taxable gains.

With respect to the Fund’s assets allocated to Parametric, Parametric will seek capital growth while considering tax consequences arising from the Fund’s portfolio management activities. Parametric’s allocation will attempt to reduce the amount of capital gains the Fund realizes under U.S. tax laws in three primary ways: replicate the performance of the MSCI World Ex U.S.A. Index - Net Dividends while minimizing the realization of capital gains; realize capital losses in the Parametric portfolio to offset capital gains arising in other subadviser portfolios; and minimize wash sale issues between the Parametric portfolio and other subadviser portfolios by limiting transactions in the Parametric portfolio that would be deemed constructive sales based on recent activity of other subadvisers.

Artisan Partners

Artisan Partners employs a fundamental investment process to construct a diversified portfolio of securities of undervalued non-U.S. companies of all sizes. Artisan Partners’ strategy is to focus on high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams. Artisan Partners focuses on four key characteristics: undervaluation, business quality, financial strength, and shareholder-oriented management. Companies that make it through Artisan Partners’ analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the company’s stock to Artisan Partners’ estimate of the company’s intrinsic value. Artisan Partners manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management, and liquidity).

WCM

WCM uses a bottom-up approach that seeks to identify companies believed to have above-average potential for growth in revenue and earnings. WCM’s investment process seeks companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; little or no debt; and attractive relative valuations. In selecting securities, WCM also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk specific to an issuer’s country of domicile.

LSV

In selecting securities for the fund, LSV focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement.  LSV utilizes a proprietary quantitative investment model in managing the Fund and buy and sell decisions are generally made based on signals from the model.

5.	In the section titled “CLEARWATER INTERNATIONAL FUND – Principal Risks of Investing in the Fund” in the Prospectus, the following risk disclosure is added:

Model and Data Risk

One of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Due to the importance of technology with respect to quantitative models, use of Models and Data carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the model.

The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.

A Fund subadviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

6.	The following is added to the fourth paragraph of the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus:

With respect to the subadvisory contracts with LSV and WCM, a discussion regarding the basis for the Board of Trustees’ approval of the subadvisory contracts will be included in the annual report of the Trust for the fiscal period ended December 31, 2019 when available.

7.	The second to last paragraph under the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus is deleted and replaced with the following:

CMC has engaged LSV Asset Management (“LSV”) as a subadviser to select investments for a portion of the International Fund. LSV is a registered investment adviser under the Advisers Act. LSV was organized in 1994 as a general partnership and is governed by the laws of the State of Delaware. LSV’s address is 155 North Wacker Drive, Suite 4600, Chicago, IL 60606. As of August 31, 2019, LSV had approximately $108 billion in assets under management.

8.	The row corresponding to Templeton in the section titled “MANAGEMENT – The Portfolio Managers” is deleted and replaced with the following rows:

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
International Fund	WCM	Sanjay Ayer, CFA	2019	Portfolio Manager and Business Analyst at WCM. He joined WCM in 2007.
International Fund	WCM	Greg Ise, CFA	2019	Portfolio Manager and Business Analyst at WCM. He joined WCM in 2014. Prior to joining WCM, Mr. Ise was a Senior International Research Analyst at Rainier Investment Management.
International Fund	LSV	Josef Lakonishok	2019	Mr. Lakonishok has served as Chief Executive Officer, Chief Investment Officer, partner and portfolio manager of LSV since its founding in 1994.
International Fund	LSV	Menno Vermeulen, CFA	2019	Mr. Vermeulen, CFA, has served as a portfolio manager for LSV since 1995 and a partner since 1998.
International Fund	LSV	Puneet Mansharamani, CFA	2019	Mr. Mansharamani, CFA, has served as a partner and portfolio manager of LSV since 2006.
International Fund	LSV	Greg Sleight	2019	Mr. Sleight, has served as a quantitative analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014.
International Fund	LSV	Guy Lakonishok, CFA	2019	Mr. Lakonishok, CFA, has served as a quantitative analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014.

9.	On page 54 of the Prospectus, the information under “CLEARWATER INVESTMENT TRUST – Clearwater International Fund Subadvisers” is deleted and replaced with the following:

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Artisan Partners Limited Partnership

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

WCM Investment Management, LLC

281 Brooks Street

Laguna Beach, CA 92651-2974

LSV Asset Management

155 North Wacker Drive, Suite 4600

Chicago, IL 60606

Fiduciary Counselling, Inc.

30 East 7th Street, Suite 2000

St. Paul, Minnesota 55101-4930

Supplement Closing [Text Block]	cit_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.